Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 Derivative Segment	Dec. 31, 2018 Derivative
Summary Of Significant Accounting Policies [Line Items]
Maximum period of investments with original maturities from date of acquisition to be cash equivalents	3 months
Number of business segments | Segment	1
Designated as Hedges [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of derivative instruments | Derivative	0	0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life	3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life	7 years